Schedule H Item 4(i)- Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H Item 4(i)- Schedule of Assets (Held at End of Year)

Schedule H Item 4(i)- Schedule of Assets (Held at End of Year)

EIN: 39-0143280 Plan Number: 009

Year Ended December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
*	Badger Meter, Inc. Common Stock Fund	Common Stock	**	$41,495,278
	Empower Annuity Insurance Company Guaranteed Income Fund	General Investment Account	**	11,314,342
	Galliard Stable Value Fund C	Collective Investment Trust	**	5,466,811
	Vanguard Explorer Fund	Mutual Fund	**	3,812,460
	Vanguard Small-Cap Value INS	Mutual Fund	**	5,541,906
	Vanguard Small-Cap Index	Mutual Fund	**	1,790,043
	Baird Core Plus Bond Fund	Mutual Fund	**	6,676,731
	Vanguard Developed Markets Index Fund	Mutual Fund	**	4,184,365
	Vanguard Mid-Cap Value Index Fund	Mutual Fund	**	3,588,332
	Vanguard Mid-Cap Index Fund	Mutual Fund	**	2,715,622
	Vanguard FTSE Social Index Fund	Mutual Fund	**	2,074,756
	Vanguard Institutional Index Fund	Mutual Fund	**	18,895,351
	Vanguard International Growth Fund	Mutual Fund	**	3,325,704
	Vanguard Emerging Markets Index Fund	Mutual Fund	**	487,229
	Vanguard Total Bond Market Index Fund	Mutual Fund	**	1,145,487
	JPMorgan Large Cap Growth R6	Mutual Fund	**	13,285,090
	MFS Mid Cap Growth Fund R6	Mutual Fund	**	5,326,190
	Dodge & Cox Stock Fund	Mutual Fund	**	5,718,892
	Fidelity Freedom 2010	Mutual Fund	**	2,376,798
	Fidelity Freedom 2015	Mutual Fund	**	466,982
	Fidelity Freedom 2020	Mutual Fund	**	8,800,382
	Fidelity Freedom 2025	Mutual Fund	**	2,700,277
	Fidelity Freedom 2030	Mutual Fund	**	27,430,874
	Fidelity Freedom 2035	Mutual Fund	**	4,142,844
	Fidelity Freedom 2040	Mutual Fund	**	19,111,613
	Fidelity Freedom 2045	Mutual Fund	**	3,274,558
	Fidelity Freedom 2050	Mutual Fund	**	13,196,786
	Fidelity Freedom 2055	Mutual Fund	**	2,864,447
	Fidelity Freedom 2060	Mutual Fund	**	3,034,503
	Fidelity Freedom 2065	Mutual Fund	**	369,218
	Fidelity Freedom Income	Mutual Fund	**	18,017

Supplemental Schedules

Badger Meter Employee Savings and Stock Ownership Plan

Schedule H Item 4(i)- Schedule of Assets (Held at End of Year) continued

EIN: 39-0143280 Plan Number: 009

Year Ended December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
	Vanguard Cash Reserves Federal Money Market Fund	Cash Equivalent	**	175,956
*	State Street Master Funds - U.S. Government Money Market	Cash Equivalent	**	147,423
*	Notes Receivable from participants-interest rate range from 3.25% to 10.50% with various maturity dates through January 2031.	Participant Loans	$0	1,682,229
	Total Assets (Held at End of Year)			226,637,496

* Party-in-interest

** Cost information not required for participant-directed investments

See report of independent registered public accounting firm.